Goodwill - Variations in goodwill (Details) $ in Thousands		12 Months Ended
	Oct. 01, 2019 CAD ($) segment	Sep. 30, 2020 CAD ($) segment
Disclosure of reconciliation of changes in goodwill [line items]
Number of new operating segments | segment	2
Number of operating segments | segment		9
Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 7,767,837	$ 7,767,837
Business acquisitions (Note 27)		266,267
Goodwill reallocation		0
Sale of business		3,411
Foreign currency translation adjustment		349,238
Ending balance		8,379,931
Western and Southern Europe | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	975,075	975,075
Business acquisitions (Note 27)		32,272
Goodwill reallocation		0
Sale of business		0
Foreign currency translation adjustment		81,752
Ending balance		1,089,099
U.S. Commercial and State Government | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,134,246	1,134,246
Business acquisitions (Note 27)		0
Goodwill reallocation		6,324
Sale of business		0
Foreign currency translation adjustment		6,737
Ending balance		1,147,307
Canada | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,136,737	1,136,737
Business acquisitions (Note 27)		5,411
Goodwill reallocation		0
Sale of business		0
Foreign currency translation adjustment		0
Ending balance		1,142,148
U.S. Federal | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	918,064	918,064
Business acquisitions (Note 27)		86,882
Goodwill reallocation		(6,324)
Sale of business		0
Foreign currency translation adjustment		540
Ending balance		999,162
U.K. and Australia | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	806,318	806,318
Business acquisitions (Note 27)		53,021
Goodwill reallocation		0
Sale of business		0
Foreign currency translation adjustment		45,633
Ending balance		904,972
Central and Eastern Europe | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	820,565	820,565
Business acquisitions (Note 27)		95,285
Goodwill reallocation		0
Sale of business		0
Foreign currency translation adjustment		69,999
Ending balance		985,849
Scandinavia | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,703,927	1,703,927
Business acquisitions (Note 27)		(6,604)
Goodwill reallocation		(613,472)
Sale of business		3,411
Foreign currency translation adjustment		89,433
Ending balance		1,169,873
Finland, Poland and Baltics | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	0	0
Business acquisitions (Note 27)		0
Goodwill reallocation		613,472
Sale of business		0
Foreign currency translation adjustment		46,406
Ending balance		659,878
Asia Pacific | Goodwill
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 272,905	272,905
Business acquisitions (Note 27)		0
Goodwill reallocation		0
Sale of business		0
Foreign currency translation adjustment		8,738
Ending balance		$ 281,643